Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Amortization expense	$ 145,733	$ 0
Spectrum Global Solutions, Inc. [Member]
Intangible Assets (Details) [Line Items]
Amortization expense			$ 50,976	$ 50,976